Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accounts payable and accrued liabilities

3. Accounts payable and accrued liabilities

A summary of the accounts payable and accrued liabilities is as follows:

 Schedule of accounts payable and accrued liabilities

	December 31, 2023	December 31, 2022
Accounts payable	$1,180,132	$1,054,285
Accrued liabilities	318,285	288,587
Deferred revenue	2,905	—
	$1,501,322	$1,342,872

During the year ended December 31, 2023, the Company collected proceeds of $160,000 in relation to the delivery of GluCurve Pet CGM units in December 2022. A portion of the CGM hardware supplied to the Company did not meet the GluCurve Pet CGM specifications for the end users. In December 2023, the Company agreed to refund or provide a credit towards the future purchase of the GluCurve Pet CGM units, aggregating $133,120 and included in accounts payable. The balance of proceeds received of $26,880 was recorded as revenues.

The Company is working with its supplier on a warranty claim for those CGM hardware units that did not meet specifications. To date, the Company has recovered $35,100 from the supplier (received in September 2023) and have claims pending for a further $41,100 (included in accounts receivable).

In December 2023, the Company collected proceeds of $2,905 in relation to the future delivery of GluCurve Pet CGM units anticipated in 2024. The Company purchased wipes to be included with the future delivery of GluCurve Pet CGM units, the Company received the wipes in December 2023 and recorded the cost of the wipes in inventory.